Consolidated Statements Of Financial Positions - HKD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Non-current assets:
Goodwill	$ 58,675	$ 58,675
Property, plant and equipment	126	156
Intangible assets	36,418	40,411
Prepayments and other receivables	0	15,617
Financial assets at FVTPL	150,134	293,952
Total non-current assets	245,353	408,811
Current assets:
Accounts receivable	39,545	69,421
Prepayments and other receivables	289,910	19,163
Amount due from AMTD Group (as defined in note 1)	2,522,653	2,138,708
Fiduciary bank balances	11,669	14,548
Cash and cash equivalents	112,516	416,420
Total current assets	2,976,293	2,658,260
Total assets	3,221,646	3,067,071
Current liabilities:
Clients' monies held on trust	6,650	9,111
Accounts payable	80	111
Other payables and accruals	27,043	38,866
Contract liabilities	41,523	39,121
Income tax payable	31,810	48,578
Total current liabilities	107,106	135,787
Non-current liabilities:
Contract liabilities	5,317	31,192
Deferred tax liability	5,771	6,870
Total non-current liabilities	11,088	38,062
Total liabilities	118,194	173,849
Capital and reserves:
Share capital	52	52
Reserves	3,083,933	2,867,984
Equity attributable to owners of the Company	3,083,985	2,868,036
Non-controlling interests	19,467	25,186
Total equity	3,103,452	2,893,222
Total equity and liabilities	$ 3,221,646	$ 3,067,071